Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues	$ 0	$ (311)
Operating Expenses
Cost of revenues	0	(364)
Selling, general, and administrative	(8,065)	(11,984)
Depreciation, amortization, and accretion	(593)	(215)
Development costs	0	(748)
Impairment of Spanish assets	0	(3,263)
Gain on disposal of assets	15,513	0
Total operating expenses	6,855	(16,574)
Income/(Loss) from operations	6,855	(16,263)
Other income/(expense):
Interest expense	(4,198)	(8,774)
Fair value movement of FPA asset	0	(483)
Convertible Debt, Fair Value Adjustment	(3,967)	67
Debt restructuring costs	(753)	0
Costs associated with legal actions related to unpaid liabilities	(1,232)	0
Fair value movement of warrant liability	1,564	565
Loss on issuance of debt	(35)	(520)
Loss on extinguishment of debt	(3,187)	179
Gain on settlement of liabilities	596	0
Loss on settlement of SAA with Hover	(2,025)	0
Provision for loss from related party	(561)
Other expense	(363)	(506)
Other income	0	1,571
Total other expenses	14,161	7,901
Loss before provision for income taxes	(7,306)	(24,164)
Income taxes	0	(590)
Loss from continuing operations	(7,306)	(24,754)
Discontinued operations:
Loss from operations of discontinued business components	0	(7,543)
Gain on sale of discontinued operations, net assets	0	53,462
Income tax	0	(87)
Income/(loss) from discontinued operations	0	45,832
Net income/(loss)	(7,306)	21,078
Loss attributable to noncontrolling interest	(820)	0
Net income/(loss)	(6,486)	21,078
Deemed dividend to preferred shareholder	(10,643)	0
Net income/(loss) attributable to common stock	$ (17,128)	$ 21,078
Basic & diluted loss per share of common stock:
Continuing operations (in dollars per share)	$ (35.71)	$ (1,402)
Discontinued operations (in dollars per share)	0	2,596
Total earnings/(loss) per share of common stock, basic & diluted (in dollars per share)	$ (35.71)	$ 1,194
Weighted-average common stock outstanding, basic & diluted (in shares)	479,613	17,653
Comprehensive income/(loss):
Net income/(loss)	$ (7,306)	$ 21,078
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	206	245
Comprehensive income/(loss)	(7,100)	21,323
Comprehensive income/(loss) attributable to noncontrolling interest	(820)	0
Comprehensive income/(loss) attributable to Alternus	$ (6,280)	$ 21,323